COMMITMENTS AND CONTINGENCIES - COMMITMENTS AND CONTINGENCIES (Details) $ in Millions	Dec. 31, 2022 USD ($) t	Dec. 31, 2021 t
Capital commitments:
Commitments outstanding for the purchase of property, plant and equipment | $	$ 414.3
Solar Industry [Member]
Capital commitments:
Total annual capacity		200,000
Solar Industry [Member] | Investment In Project, Phase One [Member]
Capital commitments:
Total annual capacity	100,000
Solar Industry [Member] | Investment In Project, Phase Two [Member]
Capital commitments:
Total annual capacity	100,000
Semiconductor Industry [Member]
Capital commitments:
Total annual capacity		21,000
Semiconductor Industry [Member] | Investment In Project, Phase One [Member]
Capital commitments:
Estimated investment in projects | $	$ 8,550.0
Total annual capacity	1,000
Silicone Projects [Member]
Capital commitments:
Total annual capacity		200,000
Silicon Metal [Member]
Capital commitments:
Total annual capacity		300,000